Property, Plant and Equipment - Mining assets (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2018	Jun. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Mar. 01, 2018	Oct. 26, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense			$ 200.0	$ 185.3	$ 149.0
Life-of-mine plans (term)			5 years
Derecognition of property, plant and equipment			$ 0.1	$ 10.3	$ 4.4
Tshepong
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	$ 29.4
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	9.91%		9.91%	11.92%	11.77%
Transferred to mining assets		$ 213.6
Had the group only used proved and probable reserves in its calculations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense			$ 214.2	$ 200.6	$ 153.4
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	8.35%		8.35%	8.98%	8.43%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	10.25%		10.25%	11.81%	11.48%
Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired	$ 322.0		$ 322.0	$ 0.0		$ 321.5
Moab Khotsong | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate						8.20%
Moab Khotsong | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate						11.30%
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Ownership obtained (as a percent)							100.00%
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	$ 18.9		18.9	7.2
Depreciation expense, capitalised stripping costs			$ 0.3	$ 0.4
Mining assets | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired						$ 309.7
Mining assets | Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired							$ 76.2
Other non-mining assets | Moab Khotsong
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired						$ 11.8
Assets under construction | Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Fair value of property, plant and equipment acquired							$ 15.6